segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating revenues
Operating revenues (arising from contracts with customers)	$ 20,139	$ 20,005
Other income	247	111
Operating revenues and other income	20,386	20,116
EBITDA	(6,840)	(6,431)
Restructuring and other costs included in EBITDA	493	718
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	17,407	17,106
Other income	164	84
Total external revenues	17,571	17,190
Intersegment revenues	12	15
Operating revenues and other income	17,583	17,205
EBITDA	6,292	5,722
Restructuring and other costs included in EBITDA	432	653
Adjusted EBITDA	6,724	6,375
Capital expenditures	2,540	2,697
Adjusted EBITDA less capital expenditures	4,184	3,678
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	14,856	14,609
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,551	2,497
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	9,355	9,217
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,099	7,059
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,256	2,158
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	8,052	7,889
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,757	7,550
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	295	339
TELUS Digital Experience
Operating revenues
Operating revenues (arising from contracts with customers)	2,732	2,899
Other income	83	27
Total external revenues	2,815	2,926
Intersegment revenues	909	756
Operating revenues and other income	3,724	3,682
EBITDA	598	709
Restructuring and other costs included in EBITDA	61	65
Adjusted EBITDA	659	774
Capital expenditures	143	125
Adjusted EBITDA less capital expenditures	516	649
TELUS Digital Experience | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,732	2,899
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	20,139	20,005
Other income	247	111
Total external revenues	20,386	20,116
Operating revenues and other income	20,386	20,116
EBITDA	6,840	6,431
Restructuring and other costs included in EBITDA	493	718
Adjusted EBITDA	7,333	7,149
Capital expenditures	2,635	2,822
Adjusted EBITDA less capital expenditures	4,698	4,327
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	17,588	17,508
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,551	2,497
Eliminations
Operating revenues
Intersegment revenues	(921)	(771)
Operating revenues and other income	(921)	$ (771)
EBITDA	(50)
Adjusted EBITDA	(50)
Capital expenditures	(48)
Adjusted EBITDA less capital expenditures	$ (2)